Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of estimated useful lives of property plant and equipment	The estimated lives for the current period are as follows:

•	Vehicle	5 years

•	Office equipment	5 years

•	Furniture and fixtures	10 years